Equity	12 Months Ended
Dec. 31, 2018
Disclosure of Equity [Abstract]
EQUITY

NOTE 11:- EQUITY

a.	Composition of share capital:

	December 31, 2018		December 31, 2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	80,000,000	40,399,290	80,000,000	33,295,618

b.	On December 3, 2015, a special general meeting of shareholders of the Company approved, in accordance with the majority required, a proposal to increase the Company’s authorized share capital by NIS 10,000,000 such that following the increase, the authorized share capital shall equal NIS 20,000,000 divided into 80,000,000 ordinary shares, par value NIS 0.25 each, and to amend the Company’s articles of association accordingly.

c.	Issued and outstanding capital:

	Number of shares	NIS par value

Balance at December 31, 2016	28,156,728	7,039,182

Issuance of share capital	5,138,890	1,284,722

Balance at December 31, 2017	33,295,618	8,323,904

Issuance of share capital	7,103,672	1,775,918

Balance at December 31, 2018	40,399,290	10,099,822

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

d.	Issue of shares and warrants and changes in equity:

1.	In September 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 2,068,966 ADSs representing 4,137,932 ordinary shares. In addition, the Company issued unregistered warrants to purchase 1,034,483 ADSs representing 2,068,966 ordinary shares. The offering (the “September 2015 Financing”) resulted in gross proceeds of USD 9,000. For further information regarding the warrants, please refer to Note 11.f.3.

In October 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 1,109,196 ADSs representing 2,218,392 ordinary shares. In addition, the Company issued unregistered warrants to purchase 443,678 ADSs representing 887,356 ordinary shares. The offering (the “October 2015 Financing”) resulted in gross proceeds of USD 4,825. For further information regarding the warrants, please refer to Note 11.f.3.

As part of the September 2015 Financing, the Company also issued placement agent warrants to purchase 103,448 ADSs representing 206,897 ordinary shares exercisable at USD 5.25 per ADS (equivalent to USD 2.625 per ordinary share), subject to certain adjustments, for a period of five years. In addition, as part of the October 2015 Financing, the Company also issued placement agent warrants to purchase 55,460 ADSs representing 110,920 ordinary shares exercisable at USD 5.25 per ADS (equivalent to USD 2.625 per ordinary share), subject to certain adjustments, for a period of five years.

The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. The fair value of the placement agents warrants issued in the September 2015 Financing and October 2015 Financing at the grant date were USD 317 and USD 143, respectively and were considered as additional issuance costs.

The cash issuance costs in relation to the September 2015 Financing and October 31, 2015 Financing were USD 789 and USD 525, respectively.

In relation to the September 2015 Financing and October 2015 Financing, the Company first allocated the proceeds to the warrants, and that due to the dollar exercise price terms and in accordance with IAS 39 the warrants are considered to be a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portions of the issuance costs that were allocated to the warrants and to the ordinary share were recorded as financial expense in the Company’s statement of comprehensive loss and to the additional paid in capital in the Company’s balance sheet, respectively.

2.	In January 2017, the Company completed a registered direct offering with certain institutional and accredited investors, pursuant to which it sold an aggregate 2,500,000 ADSs representing 5,000,000 of its ordinary shares and warrants to purchase 1,250,000 ADSs representing 2,500,000 of its ordinary shares for an aggregate purchase price of USD 5,000 (the “January 2017 Financing”). The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.25 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 125,000 ADSs representing 250,000 ordinary shares exercisable at USD 2.25 per ADS, subject to certain adjustments, for a period of five years. The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

The issuance costs in relation to the January 2017 Financing was USD 621.

In relation to the January 2017 Financing, the Company first allocated the proceeds to the warrants, and that due to the dollar exercise price terms and in accordance with IAS 39 the warrants are considered to be a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portions of the issuance costs that were allocated to the warrants and to the ordinary share were recorded as financial expense in the Company’s statement of comprehensive loss and to the additional paid in capital in the Company’s balance sheet, respectively.

The fair value of the warrants issued to the investors in the January 2017 Financing at the commitment date was USD 1,868. The fair value of the placement agents warrants issued in the January 2017 Financing at the grant date were USD 188, and were considered as additional issuance costs.

3.	In December 2017, the Company issued 69,445 ADSs representing 138,890 of its ordinary shares to one of its service providers for its services.

4.	On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of USD 5,000. The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.

5.	On March 9, 2018, 982,344 and 98,234 warrants as part of a March 2014 financing grant expired.

6.	In May 2018, the Company issued 200,000 ADSs representing 400,000 ordinary shares to one of its service providers for its services.

7.	In December 2018, the Company issued 18,500 ADSs representing 37,000 ordinary shares to one of its service providers for its services.

e.	Warrants classified as equity:

1.	On March 31, 2014, 9,907,500 registered warrants (Series 7) that were exercisable into 396,300 ordinary shares of the Company expired. Accordingly, the Company recorded an amount of USD 258 as share premium.

2.	As part of a March 2014 financing and December 2014 financing, the Company issued warrants. The warrants issued in the March 2014 Financing may be exercised after 6 months from the date of issuance for a period of four years and have an exercise price of USD 6.43 per ADS (equivalent to USD 3.215 per ordinary share) (subject to certain adjustments). The warrants issued in the December 2014 financing may be exercised for a period of five years following issuance and have an exercise price of USD 4.45 per ADS (equivalent to USD 2.225 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the March 2014 financing as of commitment were USD 1,098. The fair value of the warrants issued as part of the December 2014 financing as of commitment were USD 1,535.

3.	As mentioned in Note 11.d.1, the Company issued warrants as part of the September 2015 Financing and October 2015 Financing. These warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 5.25 per ADS (equivalent to USD 2.625 per ordinary share) (subject to certain adjustments).

The fair value of the warrants issued as part of the September 2015 Financing as of commitment was USD 3,167. The fair value of the warrants issued as part of the October 2015 Financing as of commitment were USD 1,147.

4.	As mentioned in Note 11.d.2 the Company issued warrants as part of the January 2017 Financing. The fair value of the warrants issued as part of the January 2017 Financing as of commitment date was USD 1,868.

5.	As mentioned in Note 11.d.4 the Company issued warrants as part of the March 2018 Financing. The fair value of the warrants issued as part of the January 2018 Financing as of commitment date was USD 3,593.

f.	Warrants classified as liability:

The Company had 39,042,000 registered warrants (Series 10) that were exercisable into 1,561,680 ordinary shares of the Company for NIS 9.85 per share. The warrants were exercisable until October 31, 2017.

The fair value of the warrants (Series 10), as of December 31, 2015 and 2016 was USD 240 and USD 146, respectively. Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

The Company had 37,372,500 registered warrants (Series 11) that were exercisable into 1,494,900 ordinary shares of the Company for NIS 9.80 per share. The warrants were exercisable until October 31, 2017.

The fair value of the warrants (Series 11), as of December 31, 2015 and 2016 were USD 307 and USD 126, respectively. Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

The Company had 1,470,000 registered warrants (Series 12) that were exercisable into 1,470,000 ordinary shares of the Company for NIS 15.29 per share. The warrants were exercisable until October 31, 2017.

The fair value of the warrants (Series 12), as of December 31, 2015 and 2016 was USD 303 and USD 291, respectively. Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

As described at Note 11.e.3, in September and October 2015 the Company issued warrants to purchase 2,275,863 and 998,276 of the Company’s ordinary shares, respectively.

On October 31, 2017 the registered warrants (Series 10,11,12) expired.

g.	Stock options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 Plan the Company reserved for issuance 2,500,000 shares of ordinary shares, NIS 0.25 par value each. As of December 31, 2018, the Company had 1,215,000 shares available for future grant under the 2013 Plan.